LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Disclosure of detail information about reconciliation movements of lease liabilities [Table Text Block]
2019
Balance at January 1, 2019	$4,475
New leases	122
Interest expense	211
Interest paid	(211)
Payment of lease liabilities	(1,229)
Effect of changes in foreign exchange rates	164
Balance at December 31, 2019	$3,532

Disclosure of maturity analysis of lease payments [Table text block]
December 31, 2019
Year 1	$1,472
Year 2	1,182
Year 3	1,112
Year 4	18
Year 5+	9
Total undiscounted lease payments	$3,793

Carrying value of lease liabilities	$3,532